SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
14.	SHARE-BASED COMPENSATION

With effect on January 1, 2022, the maximum number of shares which may be issued pursuant to all awards under its 2009 share incentive plan (the “Plan”) increased to 176,775,641 Class A ordinary shares. The Company amended the Plan in April 2022 to automatically increase on January 1 of each of 2023, 2024, 2025 and 2026 by 3% of the total number of ordinary shares of all classes of the Company outstanding on that day immediately before the increase. Under the Plan, the Company may grant options, restricted share award (“RSA”), restricted share unit (“RSU”) or share appreciation right (“SAR”) to its officers, employees, directors and other eligible persons (collectively known as “Eligible Persons”). The Plan is administered by an authorized administrator appointed by the Board of Directors of the Company set forth in the Plan (the “Plan Administrator”).

During the years ended December 31, 2021 and 2022, the Company granted 4,162,121 options, 3,551,491 RSUs and 51,464 SARs and 30,000,000 options, 7,320,443 RSUs and 54,186 SARs, respectively to the Eligible Persons. All options granted have a contractual term of ten years. The options vest according to the stated vesting period in the grantee’s option agreement. The RSUs and SARs generally vest 25% on the first anniversary year from the stated vesting commencement date and the remaining 75% will vest in 12 substantially equal quarterly instalments.

On April 17, 2022, 4,000,000 existing options were cancelled and 4,000,000 new options were granted concurrently to the same grantee with an exercise price of US$120 per share on the same date. The new options will vest every three months over a period of five years commencing April 30, 2022 and will expire 10 years after the grant date. This is accounted for as a modification and resulted in an incremental share-based compensation cost of US$99,198, which shall be recognised over the new vesting period of the new options of five years commencing April 30, 2022.

(a)	Option granted to Eligible Persons

The following table summarizes the Company’s share option activity under the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$

Outstanding, January 1, 2020	47,188,554	13.89
Granted	5,809,024	18.59
Exercised	(5,486,180)	11.29
Forfeited	(45,678)	14.09
Outstanding, December 31, 2020	47,465,720	14.76	7.57	8,747,373
Vested and expected to vest at December 31, 2020	47,465,720	14.76
Exercisable as of December 31, 2020	25,298,368	13.73	7.03	4,688,260
Outstanding, January 1, 2021	47,465,720	14.76
Granted	4,162,121	269.09
Exercised	(5,405,228)	14.44
Forfeited	–
Outstanding, December 31, 2021	46,222,613	37.70	6.89	8,822,987
Vested and expected to vest at December 31, 2021	46,222,613	37.70
Exercisable as of December 31, 2021	30,707,210	14.13	6.32	6,435,641
Outstanding, January 1, 2022	46,222,613	37.70
Granted	30,000,000	120.00
Cancelled	(4,000,000)	280.00
Exercised	(3,676,911)	13.82
Forfeited	(12,516)	14.10
Outstanding, December 31, 2022	68,533,186	60.87	7.30	1,433,420
Vested and expected to vest at December 31, 2022	68,533,186	60.87
Exercisable as of December 31, 2022	36,880,548	22.99	5.97	1,274,793

The aggregate intrinsic value is calculated to be the difference between the exercise price of the underlying awards and the fair value of the underlying stock at each reporting date, for those awards that have an exercise price below the estimated fair value of the Company’s ordinary shares.

The Company calculated the estimated fair value of the options on the respective grant dates using the Black-Scholes option pricing model with the following assumptions:

	Granted in 2020	Granted in 2021	Granted in 2022

Risk-free interest rates	0.39% – 1.66%	0.74% – 1.07%	2.79% – 2.84%
Expected term	5.5 – 7.5 years	5.6 – 7.5 years	5.1 – 7.5 years
Expected volatility	32.4% – 33.7%	32.1% – 33.0%	48.7% – 55.9%
Expected dividend yield	–	–	–

The Black-Scholes option pricing model was applied in determining the estimated fair value of the share options granted to Eligible Persons. The model requires the input of highly subjective assumptions including the estimated expected stock price volatility and the expected term of the option for which employees are likely to exercise their share options. The risk-free rate for periods within the contractual life of the option is based on the US Treasury Yields at the time of grant. The Company has used the simplified method to determine the expected term due to insufficient historical exercise data to provide a reasonable basis to estimate expected term. The Company’s management is ultimately responsible for the determination of the estimated fair value of its ordinary shares.

The weighted-average grant-date fair value of share options granted during the years of December 31, 2020, 2021 and 2022 were $37.86, $75.83 and $57.74, respectively. The total fair value of share options vested during the years ended December 31, 2020, 2021 and 2022 was $88,114, $88,507 and $389,734, respectively. The aggregate intrinsic value of options exercised during the years ended December 31, 2020, 2021 and 2022 was $767,203, $1,361,800 and $143,176, respectively.

As of December 31, 2022, there were $1,616,133 total unrecognized share-based compensation cost related to unvested options which is expected to be recognized over a weighted-average period of 4.30 years. Total unrecognized compensation cost may be adjusted for future changes in actual forfeitures.

(b)	RSAs/RSUs granted to Eligible Persons

The following table summarizes the Company’s RSAs/RSUs activity under the Plan:

	Number of RSAs/RSUs	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate intrinsic value
		$	Years	$

Unvested, January 1, 2020	8,081,437	18.02	8.93	325,035
Granted	5,034,735	72.37
Vested	(3,332,063)	19.25
Forfeited	(442,181)	28.74
Unvested, December 31, 2020 and January 1, 2021	9,341,928	46.36	8.64	1,859,511
Granted	3,551,491	258.97
Vested	(4,127,006)	40.59
Forfeited	(637,193)	102.92
Unvested, December 31, 2021 and January 1, 2022	8,129,220	137.76	8.47	1,818,588
Granted	7,320,443	99.25
Vested	(3,864,257)	110.34
Forfeited	(1,933,175)	133.12
Unvested, December 31, 2022	9,652,231	120.48	8.81	502,206

Share-based compensation cost for RSAs and RSUs is measured based on the fair value of the Company’s ordinary shares on the date of grant.

The weighted-average grant-date fair value of RSAs and RSUs granted during the years ended December 31, 2020, 2021 and 2022 was $72.37, $258.97 and $99.25, respectively. The total fair value of RSAs and RSUs vested during the years ended December 31, 2020, 2021 and 2022 was $64,153, $167,507 and $426,398, respectively.

As of December 31, 2022, there was $1,162,883 of unrecognized share-based compensation cost related to RSAs and RSUs which is expected to be recognized over a weighted-average vesting period of 2.80 years. Total unrecognized compensation may be adjusted for future changes in actual forfeitures.

(c)	SARs granted to Eligible Persons

Fair value of the SARs is measured based on the fair value of the Company’s ordinary shares at the end of each reporting period.

Total compensation expense relating to share options, RSAs, RSUs and SARs granted to employees after deducting forfeitures recognized for the years ended December 31, 2020, 2021 and 2022 is as follows:

	Year ended December 31,
	2020	2021	2022
	$	$	$
Share options:
Cost of revenue	130	390	–
Sales and marketing expenses	69	5	–
General and administrative expenses	179,544	207,204	313,917
Research and development expenses	401	33	254
	180,144	207,632	314,171

Cash received for the exercise in the respective years	61,949	77,639	50,211

RSAs/ RSUs:
Cost of revenue	4,385	8,318	11,104
Sales and marketing expenses	10,100	23,350	36,812
General and administrative expenses	37,433	67,421	67,388
Research and development expenses	45,820	148,592	283,747
	97,738	247,681	399,051

SARs:
Cost of revenue	2,867	3,389	(1,928)
Sales and marketing expenses	5,462	6,850	(1,762)
General and administrative expenses	3,534	3,658	(2,993)
Research and development expenses	501	1,114	(643)
	12,364	15,011	(7,326)